Fair Value of Financial Instruments	12 Months Ended
Dec. 31, 2018
Fair Value Disclosures [Abstract]
Fair Value of Financial Instruments
7. Fair Value of Financial Instruments
The Company determines the fair value of its financial instruments based on the fair value hierarchy, which favors the use of observable inputs over the use of unobservable inputs. The Company has categorized its financial instruments into the three-level hierarchy, which gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The level assigned to a fair value measurement is based on the lowest-level input that is significant to the measurement. The fair value measurements for the Company's financial instruments are categorized as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical instruments.

•
Level 2 — Quoted prices for similar instruments in active markets and model-derived valuations whose inputs are observable. This category includes financial instruments that are valued using industry-standard pricing methodologies or models. All significant inputs are observable or derived from observable information in the marketplace.

•
Level 3 — Fair value estimates whose significant inputs are unobservable. This includes financial instruments for which fair value is estimated based on industry-standard pricing methodologies and internally developed models utilizing significant inputs not based on or corroborated by readily available market information. In limited circumstances, this may also utilize estimates based on non-binding broker quotes.

The following tables present the fair value of the Company's financial instruments classified by the valuation hierarchy described above. The financial instruments are separated between those measured at fair value on a recurring basis and those not carried at fair value, but for which disclosure of fair value is required.

	As of December 31, 2018
	Carrying Amount	Fair Value	Level 1	Level 2	Level 3
Measured at fair value on a recurring basis:
Financial assets:
Fixed maturities, available-for-sale:
U.S. government and agencies	$432.8	$432.8	$—	$432.8	$—
State and political subdivisions	728.9	728.9	—	728.9	—
Corporate securities	23,691.4	23,691.4	—	23,405.8	285.6
Residential mortgage-backed securities	2,381.2	2,381.2	—	2,381.2	—
Commercial mortgage-backed securities	858.4	858.4	—	858.4	—
Collateralized loan obligations	912.6	912.6	—	912.6	—
Other debt obligations	1,174.0	1,174.0	—	1,123.2	50.8
Total fixed maturities, available-for-sale	30,179.3	30,179.3	—	29,842.9	336.4
Fixed maturities, trading	1,095.8	1,095.8	—	1,095.8	—
Marketable equity securities	97.7	97.7	85.2	12.0	0.5
Derivatives:
Index options	61.8	61.8	—	61.8	—
Foreign currency swaps	115.4	115.4	—	115.4	—
Other	1.7	1.7	0.2	1.5	—
Total derivatives	178.9	178.9	0.2	178.7	—
Total investments carried at fair value	31,551.7	31,551.7	85.4	31,129.4	336.9
Embedded derivative – Closed Block	67.0	67.0	—	—	67.0
Separate account assets	904.3	904.3	904.3	—
Total assets at fair value	$32,523.0	$32,523.0	$989.7	$31,129.4	$403.9
Financial liabilities:
Embedded derivatives – Indexed products	$871.5	$871.5	$—	$—	$871.5

Subject to fair value disclosure requirements:
Financial assets:
Mortgage loans	$6,485.1	$6,349.0	$—	$—	$6,349.0
Investments in limited partnerships, tax credit investments (1)	130.1	122.0	—	—	122.0
Cash and cash equivalents	227.3	227.3	227.3	—	—
Deposit asset	5,920.4	6,750.4	—	—	6,750.4
Financial liabilities:
Funds held under deposit contracts (2):
Deferred annuities	$22,797.7	$21,946.8	$—	$—	$21,946.8
Income annuities	474.6	470.4	—	—	470.4
Closed Block	6,594.4	6,750.4	—	—	6,750.4
Funds withheld liability (3)	5,656.9	6,084.5	—	—	6,084.5
_______________________

(1)	Fair value includes obligations for future investment contributions of $8.4, which is reflected as a liability on the consolidated balance sheets.

(2)	The carrying value of this balance excludes $8,407.6 of liabilities related to insurance contracts and embedded derivatives.

(3)	The carrying value of this balance excludes $(67.0) related to the Closed Block embedded derivative.

	As of December 31, 2017
	Carrying Amount	Fair Value	Level 1	Level 2	Level 3
Measured at fair value on a recurring basis:
Financial assets:
Fixed maturities, available-for-sale:
U.S. government and agencies	$422.2	$422.2	$—	$422.2	$—
State and political subdivisions	792.4	792.4	—	792.4	—
Corporate securities	23,932.2	23,932.2	—	23,731.4	200.8
Residential mortgage-backed securities	2,472.8	2,472.8	—	2,472.8	—
Commercial mortgage-backed securities	795.7	795.7	—	795.6	0.1
Collateralized loan obligations	1,146.6	1,146.6	—	1,146.6	—
Other debt obligations	719.4	719.4	—	677.9	41.5
Total fixed maturities, available-for-sale	30,281.3	30,281.3	—	30,038.9	242.4
Marketable equity securities	755.7	755.7	722.6	26.8	6.3
Derivatives:
Index options	261.9	261.9	—	222.4	39.5
Foreign currency swaps	75.5	75.5	—	75.5	—
Other	1.7	1.7	0.2	1.5	—
Total derivatives	339.1	339.1	0.2	299.4	39.5
Total investments carried at fair value	31,376.1	31,376.1	722.8	30,365.1	288.2
Separate account assets	978.1	978.1	978.1	—	—
Total assets at fair value	$32,354.2	$32,354.2	$1,700.9	$30,365.1	$288.2
Financial liabilities:
Embedded derivatives – Indexed products	$797.5	$797.5	$—	$—	$797.5

Subject to fair value disclosure requirements:
Financial assets:
Mortgage loans	$6,241.2	$6,180.8	$—	$—	$6,180.8
Investments in limited partnerships, tax credit investments (1)	173.0	135.1	—	—	135.1
Cash and cash equivalents	347.5	347.5	347.5	—	—
Financial liabilities:
Funds held under deposit contracts (2):
Deferred annuities	$20,128.3	$19,943.3	$—	$—	$19,943.3
Closed Block	7,202.5	8,080.5	—	—	8,080.5
_______________________

(1)	Fair value includes obligations for future investment contributions of $32.8, which is reflected as a liability on the consolidated balance sheets.

(2)	The carrying value of this balance excludes $8,015.1 of liabilities related to insurance contracts and embedded derivatives.
Financial Instruments Measured at Fair Value on a Recurring Basis
Fixed Maturities
The vast majority of the Company's fixed maturities, including both available-for-sale and trading, have been classified as Level 2 measurements. To make this assessment, the Company determines whether the market for a security is active and if significant pricing inputs are observable. The Company predominantly utilizes third-party independent pricing services to assist management in determining the fair value of its fixed maturity securities. As of both December 31, 2018 and 2017, pricing services provided prices for 94.4% of the Company's fixed maturities.
As of December 31, 2018, the Company had $1,576.9, or 5.0%, of its available-for-sale fixed maturities invested in private placement securities. These securities were generally valued using a composite of observed comparable public securities as well as reference yield curves. The yield curves are determined based on industry, credit quality, seniority rank in the capital structure, and residual spreads determined by the Company's independent pricing service for each security. The residual spreads are considered unobservable inputs and classified as a Level 3 measurement when they are significant to the valuation result. When only observable inputs are significant to the valuation result, they are classified as Level 2 measurements. The use of only significant observable inputs in determining the fair value of the Company's investments in private placement securities resulted in the classification of $1,303.6, or 82.7%, as Level 2 measurements as of December 31, 2018. As of December 31, 2017, the Company had $1,509.0, or 5.0%, of its fixed maturities invested in private placement securities, of which $1,325.9, or 87.9%, were classified as Level 2 measurements.
Corporate Securities
The majority of corporate securities classified as Level 2 measurements are priced by independent pricing services utilizing evaluated pricing models. Because many corporate securities do not trade on a daily basis, evaluated pricing models apply available information through processes such as benchmark curves, benchmarking of like securities, sector groupings and matrix pricing to prepare valuations. The significant inputs for security evaluations include benchmark yields, reported trades, broker-dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers and other reference data, including market research publications.
Residential Mortgage-backed Securities
The Company's residential mortgage-backed securities (RMBS) classified as Level 2 measurements are priced by pricing services that utilize evaluated pricing models. Because many RMBS do not trade on a daily basis, evaluated pricing models apply available information through processes such as benchmark curves, benchmarking of like securities, sector groupings and matrix pricing to prepare evaluations. The significant observable inputs for security evaluations include benchmark yields, reported trades, broker-dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers and other reference data, including market research publications. In addition, the pricing services use models and processes to develop prepayment and interest rate scenarios. The pricing services monitor market indicators, industry and economic events, and their models take into account market convention.
Marketable Equity Securities
Marketable equity securities have historically included exchange traded funds and common stock in support of long duration income annuity policies. The majority of the Company's equity investments were sold in connection with the Reinsurance Transaction. When the fair values of the Company's marketable equity securities are based on quoted market prices in active markets for identical assets, they are classified as Level 1 measurements. The fair values of nonredeemable preferred stocks are determined by pricing services utilizing evaluated pricing models and are classified as a Level 2 measurement. These valuations are created based on benchmark curves using industry standard inputs and exchange prices of underlying securities and common stock of the same issuer.
Index Options
Index options consist primarily of Standard & Poor's 500 Index® (S&P 500) options. The fair values of these index options were determined using option pricing models. Significant inputs include index implied volatilities, index dividend yields, index prices, a risk-free rate, option term and option strike price. As these inputs are observable, most index options are classified as a Level 2 measurement.
Foreign Currency Swaps
Foreign currency swaps are valued using an income approach. These swaps are priced using a discounted cash flow model. The significant inputs include the projected cash flows, currency spot rates, swap yield curve and cross currency basis curve. As these inputs are observable, the foreign currency swaps valuation is classified as a Level 2 measurement.
Separate Accounts
Separate account assets are primarily invested in mutual funds with published NAVs, which are classified as a Level 1 measurement.
Embedded Derivatives
Embedded derivatives primarily relate to the Company's indexed products, which credits interest to the policyholder's account balance based on increases in selected indexes, primarily the S&P 500. The fair value of the embedded derivative reflects the excess of the projected benefits based on the indexed fund value over the projected benefits based on the guaranteed fund value. The excess benefits are projected using best estimates for surrenders, mortality and indexed fund interest, and discounted at a risk-free rate plus a spread for nonperformance and policyholder behavior risk.
The Company updates its estimates regarding projected benefits during the third quarter each year as part of its annual unlocking of various assumptions used to determine the fair value. This resulted in an increase of $36.4 to the fair value of the embedded derivative for 2018, which was recorded as a loss in net realized gains (losses). For the same period in 2017, this resulted in a decrease of $28.9 to the fair value of the embedded derivative, which was recorded as a gain in net realized gains (losses).
The Reinsurance Transaction also contains an embedded derivative related to the withheld assets supporting the Closed Block annuity contracts. The embedded derivative is primarily measured as the change in the market-over-book value of the assets supporting the Closed Block, which includes both fixed maturities and commercial mortgage loans.
Because the fair value measurement of these estimates utilizes significant unobservable inputs, the Company classifies the valuation of embedded derivatives as a Level 3 measurement.
Rollforward of Financial Instruments Measured at Fair Value on a Recurring Basis Using Significant Unobservable Inputs (Level 3)
The following tables present additional information about financial instruments measured at fair value on a recurring basis and for which the Company has utilized significant unobservable inputs (Level 3) to determine fair value for the year ended December 31, 2018:

						Unrealized Gains (Losses) Included in:
	Balance as of January 1, 2018	Purchases and Issues(1)	Sales and Settlements(1)	Transfers In and/or (Out) of Level 3(2)	Other(3)	Net Income(4)	Other Comprehensive Income (5)	Realized Gains (Losses)(4)	Balance as of December 31, 2018
Financial Assets:
Fixed maturities, available-for-sale:
Corporate securities	$200.8	$26.4	$—	$78.4	$(4.7)	$—	$(15.3)	$—	$285.6
Commercial mortgage-backed securities	0.1	—	—	—	(0.1)	—	—	—	—
Other debt obligations	41.5	12.1	—	—	0.1	—	(2.9)	—	50.8
Total fixed maturities, available-for-sale	242.4	38.5	—	78.4	(4.7)	—	(18.2)	—	336.4
Marketable equity securities	6.3	—	—	(5.8)	—	—	—	—	0.5
Derivatives:
Index options	39.5	—	—	(38.7)	—	0.9	—	(1.7)	—
Embedded derivative – Closed Block	—	—	—	—	—	67.0	—	—	67.0
Total Level 3 assets	$288.2	$38.5	$—	$33.9	$(4.7)	$67.9	$(18.2)	$(1.7)	$403.9
Financial Liabilities:
Embedded derivatives – Indexed products	$797.5	$179.4	$(16.9)	$—	$—	$(88.5)	$—	$—	$871.5
_______________

(1)	Issues and settlements are related to the Company's embedded derivative liabilities.

(2)
Transfers into Level 3 are generally the result of observable market information on a security no longer being available or utilized by pricing vendors. Transfers into and/or out of Level 3 are reported at the value as of the beginning of the period in which the transfer occurs. Gross transfers into Level 3 were $81.9 for the year ended December 31, 2018. Gross transfers out of Level 3 were $48.0 for the year ended December 31, 2018.

(3)	Other includes transactions such as pay downs, calls, amortization, and redemptions.

(4)	Amounts are included in net realized gains (losses) on the consolidated statements of income (loss). Amounts shown for financial liabilities are (gains) losses in net income.

(5)	Amounts are generally included in changes in unrealized gains (losses) on available-for-sale securities on the consolidated statements of comprehensive income (loss).
The following tables present additional information about financial instruments measured at fair value on a recurring basis and for which the Company has utilized significant unobservable inputs (Level 3) to determine fair value for the year ended December 31, 2017:

						Unrealized Gains (Losses) Included in:
	Balance as of January 1, 2017	Purchases and Issues(1)	Sales and Settlements(1)	Transfers In and/or (Out) of Level 3(2)	Other(3)	Net Income(4)	Other Comprehensive Income (5)	Realized Gains (Losses)(4)	Balance as of December 31, 2017
Financial Assets:
Fixed maturities, available-for-sale:
Corporate securities	$57.0	$87.9	$—	$57.2	$(9.0)	$—	$7.8	$(0.1)	$200.8
Commercial mortgage-backed securities	0.9	—	—	—	(0.8)	—	—	—	0.1
Other debt obligations	7.6	—	—	28.7	0.7	—	4.5	—	41.5
Total fixed maturities, available-for-sale	65.5	87.9	—	85.9	(9.1)	—	12.3	(0.1)	242.4
Marketable equity securities	5.9	—	—	0.1	—	—	0.3	—	6.3
Derivatives:
Index options	7.0	22.7	—	—	(14.5)	26.0	—	(1.7)	39.5
Other	—	0.9	—	—	(0.6)	—	—	(0.3)	—
Total derivatives	7.0	23.6	—	—	(15.1)	26.0	—	(2.0)	39.5
Total Level 3 assets	$78.4	$111.5	$—	$86.0	$(24.2)	$26.0	$12.6	$(2.1)	$288.2
Financial Liabilities:
Embedded derivatives – Indexed products	$532.4	$162.6	$(8.0)	$—	$(8.1)	$118.6	$—	$—	$797.5
_______________

(1)	Issues and settlements are related to the Company's embedded derivative liabilities.

(2)
Transfers into and/or out of Level 3 are reported at the value as of the beginning of the period in which the transfer occurs. Gross transfers into Level 3 were $86.0 for the year ended December 31, 2017. Gross transfers out of Level 3 were $0.0 for the year ended December 31, 2017.

(3)	Other includes transactions such as pay downs, calls, amortization and redemptions.

(4)	Amounts are included in net realized gains (losses) on the consolidated statements of income (loss). Amounts shown for financial liabilities are (gains) losses in net income.

(5)	Amounts are generally included in changes in unrealized gains (losses) on available-for-sale securities on the consolidated statements of comprehensive income (loss).